6. OTHER FINANCING RECEIVABLES, NET (Details 1) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Gross other financing receivables		$ 316,247	$ 242,543
Less: Provision for credit losses		(20,810)	(7,194)
Other financing receivables, net		295,437	235,349
Total Current
Gross other financing receivables	[1]	258,980	216,878
Less: Provision for credit losses		(2,503)	(436)
Other financing receivables, net	[1]	256,477	216,442
31-90 days past due
Gross other financing receivables		9,677	7,550
Less: Provision for credit losses		(1,648)	(948)
Other financing receivables, net		8,029	6,602
> 90 days past due
Gross other financing receivables		47,590	18,115
Less: Provision for credit losses		(16,659)	(5,810)
Other financing receivables, net		$ 30,931	$ 12,305

[1]	Loans less than 30 days past due are presented as current.